Employee benefits - Fair value of plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Total unfunded commitments	$ 125	$ 115
Defined pension benefits
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,576	8,742
Defined pension benefits | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	125	185
Defined pension benefits | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,049	1,298
Defined pension benefits | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	218	243
Defined pension benefits | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,680	1,804
Defined pension benefits | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,121	2,876
Defined pension benefits | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	428	547
Defined pension benefits | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,326	1,289
Defined pension benefits | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	74	50
Defined pension benefits | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	233	293
Defined pension benefits | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	322	156
Defined pension benefits | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		1
Defined pension benefits | Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	513	672
Defined pension benefits | Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	124	180
Defined pension benefits | Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	314	389
Defined pension benefits | Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	75	103
Defined pension benefits | Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	6,480	6,624
Defined pension benefits | Level 2 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1	5
Defined pension benefits | Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,049	1,298
Defined pension benefits | Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	218	243
Defined pension benefits | Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,366	1,415
Defined pension benefits | Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,121	2,876
Defined pension benefits | Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	428	547
Defined pension benefits | Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	74	50
Defined pension benefits | Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	158	190
Defined pension benefits | Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,583	1,446
Defined pension benefits | Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,326	1,289
Defined pension benefits | Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 257	156
Defined pension benefits | Not subject to leveling | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		$ 1